Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2019
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Investments in Associates and Joint Ventures
31.	Investments in Associates and Joint Ventures

(1)	Details of investments in the Group’s significant associates and joint ventures are as follows:

					(In millions of yen)

			December 31, 2018		December 31, 2019
	Primary business activities	Country of incorporation	Percentage of ownership	Carrying amount	Percentage of ownership	Carrying amount
Associates
PT. Bank KEB Hana Indonesia (1)	Banking	Indonesia	—	—	20.0%	15,734
LINE Games Corporation.	Game development and publishing	Korea	49.5%	18,438	49.5%	14,523
LINE Mobile Corporation (2)	Mobile virtual network operator	Japan	49.0%	5,637	40.0%	6,642
Snow Corporation (3)	Mobile app	Korea	34.0%	9,346	29.2%	5,317
K-Fund I	Investment	France	25.0%	2,670	25.0%	4,416
FOLIO Co., Ltd.	Online trading service	Japan	41.4%	5,126	41.4%	3,840
DEMAE-CAN Co., Ltd. (4)	Integrated delivery service	Japan	21.9%	3,838	21.7%	3,458
LINE MUSIC Corporation	Music distribution	Japan	36.7%	505	36.7%	—
Joint ventures
Kasikorn LINE Company Limited	Banking	Thailand	50.0%	302	50.0%	3,909
Drama & Company Co., Ltd.	Software Development	Korea	40.7%	2,574	40.6%	1,995
RABBIT-LINE PAY COMPANY LIMITED	Payment service	Thailand	33.3%	1,856	33.3%	1,561

(1)
In May 2019, the Group acquired 20.0% of PT. Bank KEB Hana Indonesia’s total number of outstanding shares in order to establish a business partnership in banking business. As the Group has significant influence, but not control over PT. Bank KEB Hana Indonesia, the investment is accounted for under the equity method.

(2)
In April 2019, LINE Mobile Corporation, a subsidiary of the Group, issued its new shares through a third-party allotment. As a result, the Group’s ownership interest in LINE Mobile Corporation decreased from 49.0% to 40.0%. As the Group still has significant influence on LINE Mobile Corporation, the investment is accounted for under the equity method.

(3)
In August 2019, Snow Corporation, an associate of the Group, issued new shares through a third-party allotment. As a result, the Group’s ownership interest in Snow Corporation decreased from 34.0% to 29.2%. As the Group still has significant influence on Snow Corporation, the investment is accounted for under the equity method.

(4)	In November 2019, DEMAE-CAN Co., Ltd. changed its name from Yume no Machi Souzou Iinkai Co., Ltd.

(2)	Financial information on the Group’s investment in the associates is summarized as follows:

	(In millions of yen)

	Snow Corporation
	December 31, 2018	December 31, 2019
Current assets	11,168	7,784
Non-current assets	15,119	14,055
Current liabilities	9,080	11,985
Non-current liabilities	2,482	3,974
Equity	14,725	5,880

Proportion of the Group’s ownership	34.0%	29.2%

Group’s share of equity	5,007	1,717

Goodwill and other adjustments (1)	4,339	3,600

Carrying amount of the interests	9,346	5,317

	Snow Corporation
	2017	2018	2019
Revenue	271	1,320	2,204
Loss for the year from continuing operations	(10,348)	(10,627)	(13,921)
Other comprehensive income/(loss) for the year, net of tax	131	(358)	(680)

Total comprehensive loss for the year, net of tax	(10,217)	(10,985)	(14,601)

Group’s share of loss for the year	(4,531)	(4,971)	(4,443)

	(In millions of yen)

	LINE Mobile Corporation
	December 31, 2018	December 31, 2019
Current assets	8,451	14,237
Non-current assets	818	2,373
Current liabilities	4,951	5,822
Non-current liabilities	232	1,624
Equity	4,086	9,164

Proportion of the Group’s ownership	49.0%	40.0%

Group’s share of equity	2,002	3,666

Goodwill and other adjustments (1)	3,635	2,976

Carrying amount of the interests	5,637	6,642

	LINE Mobile Corporation
	Period from April 1, 2018 to December 31, 2018	2019
Revenue	6,545	13,142
Loss for the year from continuing operations	(5,490)	(6,585)
Other comprehensive income for the year, net of tax	—	—

Total comprehensive loss for the year, net of tax	(5,490)	(6,585)

Group’s share of loss for the year	(2,690)	(2,924)

	(In millions of yen)

	LINE Games Corporation
	December 31, 2018	December 31, 2019
Current assets	14,345	6,122
Non-current assets	6,172	8,709
Current liabilities	1,185	1,009
Non-current liabilities	1,419	2,213
Equity	17,913	11,609

Proportion of the Group’s ownership	49.5%	49.5%

Group’s share of equity	8,867	5,746

Goodwill and other adjustments (1)	9,571	8,777

Carrying amount of the interests	18,438	14,523

	LINE Games Corporation
	Period from November 26, 2018 to December 31, 2018	2019
Revenue	251	2,431
Loss for the year from continuing operations	(488)	(6,185)
Other comprehensive (loss)/income for the year, net of tax	(20)	78

Total comprehensive loss for the year, net of tax	(508)	(6,107)

Group’s share of loss for the year	(242)	(3,068)

(1)	Goodwill and other adjustments consists of adjustments such as goodwill and exchange difference arising from goodwill.

(3)	The aggregate amount of individually immaterial associates accounted for by the equity-method accounted investee is summarized as follows:

	(In millions of yen)

	December 31, 2018	December 31, 2019
Carrying amount of the interests	15,350	30,028

	2017	2018	2019
Loss for the year from continuing operations	(3,050)	(4,928)	(3,067)
Other comprehensive income for the year, net of tax	84	211	527

Total comprehensive loss for the year, net of tax	(2,966)	(4,717)	(2,540)

The Group had no contingent liabilities relating to its associates as of December 31, 2017, 2018 and 2019.

(4)	The aggregate amount of individually immaterial joint ventures accounted for by the equity-method accounted investee is summarized as follows:

	(In millions of yen)

	December 31, 2018	December 31, 2019
Carrying amount of the interests	5,150	7,683

	2017	2018	2019
Loss for the year from continuing operations	(2,211)	(3,708)	(3,535)
Other comprehensive income/(loss) for the year, net of tax	81	(35)	(106)

Total comprehensive loss for the year, net of tax	(2,130)	(3,743)	(3,641)

The Group had no contingent liabilities associated with the joint ventures as at December 31, 2018 and 2019. The Group had outstanding payment for capital commitments of 4,786 million yen and nil relating to the joint ventures as at December 31, 2018 and 2019, respectively. The Group’s joint ventures cannot distribute its profits without the unanimous consent from the parties of the joint arrangement.

(5)	Impairment of investments in associates and joint ventures
The Group assess investments in associates and joint ventures whether there is any indication that these investments may be impaired and performed impairment test for the investments for which the Group determined that the indications of impairment existed. The significant assessments of the impairment are as follows:
As of December 31, 2019, the Group determined that there were indications of impairment for the investments in LINE Games Corporation and Snow Corporation and the Group performed impairment tests on these investments by comparing the respective recoverable amounts with the carrying amounts. As a result, the Group did not recognize impairment losses as the recoverable amounts of both investments exceeded the carrying amounts of these investments.
The recoverable amounts are determined based on value in use calculated by applying pre-tax discount rates to the estimated future cash flows.

The estimated future cash flows are established based on the financial budgets for a period of five years approved by the management of the associates. The estimated future cash flows represent management’s best estimate taken into account expected Monthly Active User (MAU), Daily Active User (DAU), Average Revenue Per User (ARPU) and marketing expenses determined based on historical experience, internal and external information. Cash flows beyond 5-year planning period were extrapolated using terminal growth rates.
The significant assumptions used in the value in use calculation are as follows:

December 31, 2019
Pre-tax discount rates
LINE Games Corporation	11.5%
Snow Corporation	14.3%
Terminal growth rates
LINE Games Corporation	1.0%
Snow Corporation	1.0%
The Group’s management believes that the impairment of investments in LINE Games Corporation and Snow Corporation is less likely to occur even if the expected future cash flows and assumptions such as pre-tax discount rate used for impairment test change within a reasonable range, because the recoverable amounts of the investments in Snow Corporation and LINE Games Corporation. exceed its carrying amounts.